PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2015
PREPAIDS AND ADVANCES [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $13,604 for advances and $216 for prepaid insurance as at December 31, 2015 (December 31, 2014 - $17,066 advances, $3,702 for prepaid insurance). Other items included in the prepaids and advances total $nil (December 31, 2014 - $363).